Changes in Accounting Policies and Disclosures (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
New Standards, Amendments And Interpretations Not Yet Effective

New standards, amendments and interpretations not yet effective

Amendments to IAS 1 - Classification of Liabilities as Current or Non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

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What is meant by a right to defer settlement.
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That a right to defer must exist at the end of the reporting period.
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That classification is unaffected by the likelihood that an entity will exercise its deferral right.
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That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Group is currently assessing the impact the amendments will have on current practice, monitoring the IFRS Interpretations Committee and IASB’s discussions, and whether existing loan agreements may require renegotiation.

Amendments to IFRS 3 - Reference to the Conceptual Framework

In May 2020, the IASB issued Amendments to IFRS 3 - Business Combinations - Reference to the Conceptual Framework. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements. The Board also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21 - Levies, if incurred separately. At the same time, the Board decided to clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Framework for the Preparation and Presentation of Financial Statements. The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and apply prospectively.

Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before Intended Use

In May 2020, the IASB issued IAS 16 - Property, Plant and Equipment - Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss. The amendment is effective for annual reporting periods beginning on or after 1 January 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment. The amendments are not expected to have a material impact on the Group.

Amendments to IAS 37 - Onerous Contracts - Costs of Fulfilling a Contract

In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and Administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The Group will apply these amendments to contracts for which it has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments.

Amendments to IAS 8 - Accounting Policies, Changes to Accounting Estimates and Errors

On 12 February 2021, the IASB issued amendments to IAS 8 Accounting Policies, Changes to Accounting Estimates and Errors, in which it introduces a new definition of ‘accounting estimates’. The amendments are designed to clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. The amendments become effective for annual reporting periods beginning on or after 1 January 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. The amendments are not expected to have a material impact on the Group.

Amendments to IAS 1 - Presentation of Financial Statements

In February 2021, the IASB issued amendments to IAS 1 Presentation of Financial Statements in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The IASB also issued amendments to IFRS Practice Statement 2 Making Materiality Judgements (the PS) to support the amendments in IAS 1 by explaining and demonstrating the application of the ‘four-step materiality process’ to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The amendments to IAS 1 are applicable for annual periods beginning on or after 1 January 2023. The amendments are not expected to have a material impact on the Group.

Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction

In May 2021, the IASB issued amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction, that clarify the accounting of deferred tax on transactions such as leases and decommissioning obligations. The main change in Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12) is an exemption from the initial recognition exemption provided in IAS 12.15(b) and IAS 12.24. Accordingly, the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition (this is also explained in the newly inserted paragraph IAS 12.22A). The amendments to IAS 12 are applicable for annual periods beginning on or after 1 January 2023. The amendments are not expected to have a material impact on the Group.

New Endorsed Standards, Amendments And Interpretations

New endorsed standards, amendments and interpretations

The Group adopted the following amendments and interpretations and effective for annual periods beginning on January 1, 2021 but did not require changes to accounting policies or retrospective adjustments.

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Amendments to IFRS 9 - Financial Instruments,
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Amendments to IAS 39 - Financial Instruments: Recognition and Measurement,
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Amendments to IFRS 7 - Financial Instruments: Disclosures,
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Amendments to IFRS 4 - Insurance Contracts,
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Amendments to IFRS 16 - Leases - Interest Rate Benchmark Reform - Phase 2 (issued on August 27, 2020 and effective from periods beginning on January 1, 2021).

The amendments aim at helping companies to provide investors with useful information about the effects of the reform on those companies’ financial statements. These amendments focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform. The new amendments relate to:

- changes to contractual cash flows. A company is not required to derecognize or adjust the carrying amount of financial instruments for changes required by the interest rate benchmark reform, but will instead update the effective interest rate to reflect the change to the alternative benchmark rate;

- hedge accounting. A company does not have to discontinue its hedge accounting solely because it makes changes required by the interest rate benchmark reform if the hedge meets other hedge accounting criteria;

- disclosures. A company is required to disclose information about new risks that arise from the interest rate benchmark reform and how the company manages the transition to alternative benchmark rates.

These amendments had no impact on the consolidated financial statements of the Group.